Financial Information for Subsidiary Guarantors	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Financial Information for Subsidiary Guarantors
Financial Information for Subsidiary Guarantors

10. Financial Information for Subsidiary Guarantors

The assets, liabilities and results of operations of the combined issuers and guarantors of the guaranteed security are not materially different than corresponding amounts presented in the condensed consolidated financial statements of the parent company.  Therefore, summarized financial information on a condensed consolidating basis of the guarantor subsidiaries is not required.  There are no restrictions on our ability to obtain cash dividends or other distributions of funds from the guarantor subsidiaries, except those imposed by applicable law.

13. Financial Information for Subsidiary Guarantors

Our senior notes are fully, unconditionally and jointly and severally guaranteed by all of our subsidiaries other than minor subsidiaries and the stand-alone entity DISH DBS has no independent assets or operations.  Therefore, supplemental financial information on a consolidating basis of the guarantor subsidiaries is not required.  There are no restrictions on our ability to obtain cash dividends or other distributions of funds from the guarantor subsidiaries, except those imposed by applicable law.